Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Other Current Liabilities
Other Current Liabilities

10.  Other Current Liabilities

The following is a summary of other current liabilities as of December 31, 2021 and 2022 (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Payable of deposits	28,234	23,455
Accrued VAT tax payable	52,675	42,204
Payable to the users	13,434	28,243
Payable of employee benefits	5,993	8,637
Consideration and contingent consideration payables for acquisitions	18,936	43,565
Reimbursement from the depositary bank	—	12,376
Others	8,175	7,051
Total	127,447	165,531